Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 461.9	$ 358.0
Contract costs (Other assets)	9.1	9.1
Contract liabilities	683.4	1,243.6
Advances from customers	435.4	1,057.4
Deferred revenue	$ 248.0	186.2
Financial Guarantee		152.1	$ 156.8	$ 210.8
Financial Guarantee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial Guarantee		$ 11.6	$ 17.1	$ 22.7